Aristotle Value Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Consumer Discretionary - 7.2%
Cie Generale des Etablissements Michelin SCA - ADR	692,300	$13,306,006
Lennar Corp. - Class A	148,400	22,240,708
Lennar Corp. - Class B	78	10,876
Lowe's Cos., Inc.	61,500	13,558,290
		49,115,880

Consumer Staples - 6.0%
Coca-Cola Co.	224,200	14,270,330
Constellation Brands, Inc. - Class A	46,900	12,066,432
Procter & Gamble Co.	85,700	14,133,644
		40,470,406

Energy - 4.3%
Coterra Energy, Inc.	526,900	14,052,423
TotalEnergies SE - ADR	221,600	14,776,288
		28,828,711

Financials - 16.2%
Ameriprise Financial, Inc.	50,900	21,743,971
Blackstone, Inc.	129,800	16,069,240
Capital One Financial Corp.	125,600	17,389,320
Commerce Bancshares, Inc./MO	120,900	6,743,802
Cullen/Frost Bankers, Inc.	90,000	9,146,700
Mitsubishi UFJ Financial Group, Inc. - ADR	1,089,100	11,762,280
PNC Financial Services Group, Inc.	79,600	12,376,208
US Bancorp	359,700	14,280,090
		109,511,611

Health Care - 11.1%
Alcon, Inc.	166,100	14,796,188
Amgen, Inc.	57,600	17,997,120
Danaher Corp.	63,700	15,915,445
Medtronic PLC	123,700	9,736,427
Merck & Co., Inc.	137,000	16,960,600
		75,405,780

Industrials - 12.1%
General Dynamics Corp.	50,000	14,507,000
Honeywell International, Inc.	71,400	15,246,756
Oshkosh Corp.	90,800	9,824,560
Parker-Hannifin Corp.	49,900	25,239,919
Xylem, Inc./NY	125,600	17,035,128
		81,853,363

Information Technology - 9.6%
Microchip Technology, Inc.	208,800	19,105,200
Microsoft Corp.	76,000	33,968,200
Teledyne Technologies, Inc.(a)	31,600	12,260,168
		65,333,568

Materials - 10.7%
Corteva, Inc.	365,800	19,731,252
Ecolab, Inc.	69,400	16,517,200
Martin Marietta Materials, Inc.	40,700	22,051,260
RPM International, Inc.	135,100	14,547,568
		72,847,280

Technology - 13.5%
Adobe, Inc.(a)	39,700	22,054,938
ANSYS, Inc.(a)	54,800	17,618,200
Autodesk, Inc.(a)	65,200	16,133,740
QUALCOMM, Inc.	105,200	20,953,736
Sony Group Corp. - ADR	170,700	14,500,965
		91,261,579

Utilities - 5.9%
American Water Works Co., Inc.	108,000	13,949,280
Atmos Energy Corp.	127,700	14,896,205
Xcel Energy, Inc.	209,600	11,194,736
		40,040,221
TOTAL COMMON STOCKS (Cost $474,774,167)		654,668,399

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
Equity LifeStyle Properties, Inc.	164,100	10,687,833
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,666,306)		10,687,833

TOTAL INVESTMENTS - 98.2% (Cost $484,440,473)		$665,356,232
Other Assets in Excess of Liabilities - 1.8%		11,978,422
TOTAL NET ASSETS - 100.0%		$677,334,654

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.